Financial income and expense (Tables)	6 Months Ended
Jun. 30, 2022
Financial Income And Expense [Abstract]
Schedule of Finance Income and Expense

	For the six-months ended June 30,
In thousands of USD	2022	2021
Interest income	18	—
Financial income	18	—
Interest expense on lease liabilities	(1)	(1)
Kreos Loan facility fee expense (Note 18)	(556)	—
Other interest expenses and bank charges	(61)	(22)
Changes in fair value of warrant liabilities	(4)	—

Financial expense	(622)	(23)

Foreign exchange differences, net	1,126	496